Deferred revenue (Details Narrative) - USD ($) $ in Thousands	12 Months Ended
	Aug. 31, 2025	Aug. 31, 2024	Jan. 07, 2025
Deferred Revenue
Exchange gold delivering price	$ 500	$ 2,500
Prepayment Facility			$ 1,100
Outstanding settle price			$ 1,100